Not FDIC Insured May Lose Value No Bank Guarantee
TLTDF-Q1PH

Consolidated Schedule of
Investments (unaudited)
Templeton Dragon Fund, Inc. 2
Notes to Consolidated Schedule of Investments 6

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited), March 31, 2023
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

l
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Air Freight & Logistics 1.4%
a
SF Holding Co. Ltd., A .................................. China 734,700 $ 5,917,231
Automobile Components 1.2%
Minth Group Ltd. ...................................... China 1,586,910 4,816,509
Automobiles 1.8%
a
BYD Co. Ltd., A ....................................... China 86,000 3,205,327
BYD Co. Ltd., H ...................................... China 127,000 3,735,828
Geely Automobile Holdings Ltd. ........................... China 565,135 728,241
7,669,396
Banks 5.5%
a
China Merchants Bank Co. Ltd., A ......................... China 1,573,900 7,841,526
China Merchants Bank Co. Ltd., H ......................... China 2,004,448 10,178,563
a
Ping An Bank Co. Ltd., A ................................ China 1,494,600 2,724,662
b
Postal Savings Bank of China Co. Ltd., H, 144A, Reg S ......... China 3,329,649 1,974,657
22,719,408
Beverages 6.5%
China Resources Beer Holdings Co. Ltd. .................... China 928,706 7,460,628
a
Kweichow Moutai Co. Ltd., A ............................. China 37,445 9,895,561
a
Luzhou Laojiao Co. Ltd., A ............................... China 166,856 6,164,610
a
Wuliangye Yibin Co. Ltd., A .............................. China 126,100 3,604,223
27,125,022
Biotechnology 2.2%
c
BeiGene Ltd. ......................................... China 112,569 1,873,668
b,c
InnoCare Pharma Ltd., 144A, Reg S ....................... China 1,418,000 1,511,947
b,c
Innovent Biologics, Inc., 144A, Reg S ...................... China 630,172 2,826,625
a
Jinyu Bio-Technology Co. Ltd., A .......................... China 1,722,700 2,978,641
9,190,881
Broadline Retail 9.4%
c
Alibaba Group Holding Ltd. .............................. China 2,216,738 28,075,907
JD.com, Inc., A ....................................... China 513,312 11,208,711
39,284,618
Capital Markets 2.1%
a
East Money Information Co. Ltd., A ........................ China 1,626,272 4,745,499
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 90,257 4,000,591
8,746,090
Chemicals 3.3%
a
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 1,640,180 10,034,173
a
Jiangsu Yangnong Chemical Co. Ltd., A .................... China 269,600 3,813,143
13,847,316
Construction Materials 2.6%
a
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 1,777,718 8,651,036
a,c
Keshun Waterproof Technologies Co. Ltd., A ................. China 1,261,900 2,163,256
10,814,292
Consumer Staples Distribution & Retail 0.9%
a
Laobaixing Pharmacy Chain JSC, A ....................... China 703,268 3,836,581
Containers & Packaging 1.1%
a
Zhejiang Jiemei Electronic & Technology Co. Ltd., A ........... China 1,142,600 4,766,436

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 4.5%
a
Contemporary Amperex Technology Co. Ltd., A ............... China 88,000 $ 5,211,019
a
Hongfa Technology Co. Ltd., A ............................ China 1,594,209 7,571,366
a
NARI Technology Co. Ltd., A ............................. China 365,000 1,439,697
a
Sunwoda Electronic Co. Ltd., A ........................... China 1,519,600 4,462,842
18,684,924
Electronic Equipment, Instruments & Components 1.2%
a
Luxshare Precision Industry Co. Ltd., A ..................... China 1,156,638 5,111,445
Entertainment 2.5%
NetEase, Inc. ........................................ China 582,379 10,280,604
Food Products 1.0%
a
Inner Mongolia Yili Industrial Group Co. Ltd., A ............... China 997,300 4,220,494
Health Care Equipment & Supplies 2.0%
a
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 181,501 8,238,507
Health Care Providers & Services 1.9%
a
Aier Eye Hospital Group Co. Ltd., A ........................ China 1,206,443 5,454,996
b,c
New Horizon Health Ltd., 144A, Reg S ..................... China 694,000 2,404,978
7,859,974
Hotels, Restaurants & Leisure 4.6%
b,c
Meituan Dianping, B, 144A, Reg S ........................ China 677,943 12,299,310
Yum China Holdings, Inc. ............................... China 108,078 6,851,064
19,150,374
Household Durables 3.9%
a
Haier Smart Home Co. Ltd., A ............................ China 1,278,400 4,217,856
a
Midea Group Co. Ltd., A ................................ China 1,084,316 8,488,032
a
Suofeiya Home Collection Co. Ltd., A ...................... China 1,305,100 3,699,129
16,405,017
Insurance 0.8%
a
Ping An Insurance Group Co. of China Ltd., A ................ China 166,850 1,105,779
Ping An Insurance Group Co. of China Ltd., H ................ China 371,927 2,406,060
3,511,839
Interactive Media & Services 11.6%
c
Baidu, Inc., ADR ...................................... China 39,881 6,018,841
b,c
Kuaishou Technology, 144A, Reg S ........................ China 219,488 1,687,702
Tencent Holdings Ltd. .................................. China 828,026 40,464,813
48,171,356
IT Services 0.7%
c,d
GDS Holdings Ltd., ADR ................................ China 158,752 2,962,312
Life Sciences Tools & Services 4.9%
b
Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S ....... China 138,000 1,300,188
a
WuXi AppTec Co. Ltd., A ................................ China 386,480 4,470,956
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 626,008 6,556,024
b,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 1,340,850 8,262,214
20,589,382
Machinery 4.5%
a
Estun Automation Co. Ltd., A ............................. China 516,700 2,109,932
a
Jiangsu Hengli Hydraulic Co. Ltd., A ....................... China 206,300 1,989,535
a
Shenzhen Inovance Technology Co. Ltd., A .................. China 988,600 10,132,033

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Weichai Power Co. Ltd., H .............................. China 2,826,261 $ 4,535,078
18,766,578
Media 0.4%
b,c,d
Mobvista, Inc., 144A, Reg S ............................. China 3,098,200 1,644,528
Metals & Mining 0.9%
CMOC Group Ltd., H ................................... China 6,516,000 3,944,315
Pharmaceuticals 0.5%
a
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A ................. China 303,407 1,891,094
a,c,e,f
Kangmei Pharmaceutical Co. Ltd. ......................... China 673,786 121,613
2,012,707
Professional Services 0.5%
a
Centre Testing International Group Co. Ltd., A ................ China 708,900 2,115,997
Real Estate Management & Development 0.9%
China Resources Land Ltd. .............................. China 786,375 3,580,999
Semiconductors & Semiconductor Equipment 5.9%
b,c
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 1,745,624 7,739,887
a
LONGi Green Energy Technology Co. Ltd., A ................. China 1,060,892 6,245,192
a
Sino Wealth Electronic Ltd., A ............................ China 1,277,220 7,604,274
a
Will Semiconductor Co. Ltd. Shanghai, A .................... China 240,369 3,197,261
24,786,614
Software 1.0%
a
Hundsun Technologies, Inc., A ............................ China 512,921 3,976,501
Specialty Retail 1.9%
a
China Tourism Group Duty Free Corp. Ltd., A ................ China 295,300 7,888,986
Textiles, Apparel & Luxury Goods 3.9%
ANTA Sports Products Ltd. .............................. China 1,110,075 16,117,207
Transportation Infrastructure 0.6%
a,c
Shanghai International Airport Co. Ltd., A .................... China 300,800 2,441,492
Total Common Stocks (Cost $336,984,750) .....................................
411,195,932
Principal
Amount
*
Convertible Bonds 0.3%
Chemicals 0.1%
a
Guangzhou Tinci Materials Technology Co. Ltd. , 0.3% , 9/23/27 ... China 2,907,100 CNY 514,297
Electrical Equipment 0.1%
a
Hongfa Technology Co. Ltd. , Zero Cpn., 10/27/27 ............. China 3,325,000 CNY 540,984
Electronic Equipment, Instruments & Components 0.0%
†
a
Luxshare Precision Industry Co. Ltd. , 0.3% , 11/03/26 ........... China 583,100 CNY 94,262
Semiconductors & Semiconductor Equipment 0.1%
a,g
LONGi Green Energy Technology Co. Ltd. , FRN , 0.2% , 1/05/28 ... China 980,000 CNY 165,042
Total Convertible Bonds (Cost $1,173,681) .....................................
1,314,585
Total Long Term Investments (Cost $338,158,431) ...............................
412,510,517
a

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.8%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 3,236,858 $ 3,236,858
Total Money Market Funds (Cost $3,236,858) ...................................
3,236,858
a a a
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 1,626,356 1,626,356
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,626,356) ............................................................
1,626,356
Total Short Term Investments (Cost $4,863,214 ) .................................
4,863,214
a
Total Investments (Cost $343,021,645) 100.1% ..................................
$417,373,731
Other Assets, less Liabilities (0.1)% ...........................................
(275,151)
Net Assets 100.0% ...........................................................
$417,098,580
See Abbreviations on page 10 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $48,208,060, representing 11.6% of net assets.
c
Non-income producing.
d
A portion or all of the security is on loan at March 31, 2023.
e
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
f
See Note 3 regarding restricted securities.
g
The coupon rate shown represents the rate at period end.
h
See Note 4 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
1. Organization
Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund’s portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At March 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At March 31, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2023, the Fund held investments in affiliated management investment companies as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Dragon Fund, Inc .
673,786 Kangmei Pharmaceutical Co . Ltd . ................ 4/06/22 $ — $ 121,613
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $— $121,613
†
Rounds to less than 0.1% of net assets.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc.
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 3,959,472 $ 3,396,988 $ (4,119,602) $ — $ — $ 3,236,858 3,236,858 $ 28,322
2. Financial Instrument Valuation
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
5. Investments in Templeton China Opportunities Fund, Ltd. (China Fund)
The Fund invests in certain China A-shares through its investment in the China Fund. The China Fund is a Cayman Islands
exempted company, and is a wholly-owned subsidiary of the Fund, and is able to invest directly in China A-shares consistent with the investment objective of the Fund. At March 31, 2023, the China Fund’s investments as well as any other assets and liabilities of the China Fund are reflected in the Fund’s Consolidated Schedule of Investments. At March 31, 2023, the net
assets of the China Fund were $197,043,143, representing 47.2% of the Fund’s consolidated net assets.
The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered Qualified Foreign Institutional Investor (QFII) for the China Fund. Investment decisions related to the China Fund
A-shares are specific to the Fund and it bears the resultant economic and tax consequences of its holdings and transactions in
A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc. (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $1,706,584 $7,157,314 $(7,237,542) $— $— $1,626,356 1,626,356 $15,798
Total Affiliated Securities ... $5,666,056 $10,554,302 $(11,357,144) $— $— $4,863,214 $44,120
4. Investments in Affiliated Management Investment Companies
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 5,917,231 $ — $ 5,917,231
Automobile Components ................. — 4,816,509 — 4,816,509
Automobiles .......................... — 7,669,396 — 7,669,396
Banks ............................... — 22,719,408 — 22,719,408
Beverages ........................... — 27,125,022 — 27,125,022
Biotechnology ......................... — 9,190,881 — 9,190,881
Broadline Retail ....................... — 39,284,618 — 39,284,618
Capital Markets ........................ — 8,746,090 — 8,746,090
Chemicals ........................... — 13,847,316 — 13,847,316
Construction Materials .................. — 10,814,292 — 10,814,292
Consumer Staples Distribution & Retail ...... — 3,836,581 — 3,836,581
Containers & Packaging ................. — 4,766,436 — 4,766,436
Electrical Equipment .................... — 18,684,924 — 18,684,924
Electronic Equipment, Instruments &
Components ........................ — 5,111,445 — 5,111,445
Entertainment ......................... — 10,280,604 — 10,280,604
Food Products ........................ — 4,220,494 — 4,220,494
Health Care Equipment & Supplies ......... — 8,238,507 — 8,238,507
Health Care Providers & Services .......... — 7,859,974 — 7,859,974
Hotels, Restaurants & Leisure ............. 6,851,064 12,299,310 — 19,150,374
Household Durables .................... — 16,405,017 — 16,405,017
Insurance ............................ — 3,511,839 — 3,511,839
Interactive Media & Services .............. 6,018,841 42,152,515 — 48,171,356
IT Services ........................... 2,962,312 — — 2,962,312
Life Sciences Tools & Services ............ — 20,589,382 — 20,589,382
Machinery ............................ — 18,766,578 — 18,766,578
Media ............................... — 1,644,528 — 1,644,528
Metals & Mining ....................... — 3,944,315 — 3,944,315
Pharmaceuticals ....................... — 1,891,094 121,613 2,012,707
Professional Services ................... — 2,115,997 — 2,115,997
Real Estate Management & Development .... — 3,580,999 — 3,580,999
Semiconductors & Semiconductor Equipment . — 24,786,614 — 24,786,614
Software ............................. — 3,976,501 — 3,976,501
Specialty Retail ........................ — 7,888,986 — 7,888,986
Textiles, Apparel & Luxury Goods .......... — 16,117,207 — 16,117,207
Transportation Infrastructure .............. — 2,441,492 — 2,441,492
Convertible Bonds :
Chemicals ........................... 514,297 — — 514,297
Electrical Equipment .................... — 540,984 — 540,984
Electronic Equipment, Instruments &
Components ........................ 94,262 — — 94,262
Semiconductors & Semiconductor Equipment . — 165,042 — 165,042
Short Term Investments ................... 4,863,214 — — 4,863,214
Total Investments in Securities ........... $21,303,990 $395,948,128
a
$121,613 $417,373,731
a
Includes foreign securities valued at $395,242,102, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
Abbreviations
Currency
CNY
Chinese Yuan
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.